General (Tables)	12 Months Ended
Nov. 30, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary by Brand of Passenger Capacity, Number of Cruise Ships and Primary Areas in which They are Marketed
As of January 22, 2015, our cruise brands’ summary information is as follows:

Cruise Brands	Passenger Capacity (a)	Percentage of Total Capacity	Number of Cruise Ships
North America
Carnival Cruise Line	62,366	29%	24
Princess Cruises (“Princess”)	44,090	21	18
Holland America Line	23,540	11	15
Seabourn	1,782	1	5
North America Cruise Brands	131,778	62	62
EAA
Costa Cruises (“Costa”)	35,828	17	15
AIDA Cruises (“AIDA”)	18,656	9	10
P&O Cruises (UK)	14,736	7	7
Cunard	6,694	3	3
P&O Cruises (Australia)	4,804	2	3
EAA Cruise Brands	80,718	38	38
	212,496	100%	100

(a)	In accordance with cruise industry practice, passenger capacity is calculated based on the assumption of two passengers per cabin even though some cabins can accommodate three or more passengers.